UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
FOR THE MONTHLY REPORTING PERIOD FROM APRIL 1, 2008 THROUGH APRIL 30, 2008
COMMISSION FILE NUMBERS OF ISSUING ENTITY: 333-141065 and 333-32874
Advanta Business Card Master Trust
(Exact name of issuing entity as specified in its charter)
(Issuing entity in respect of the Notes)
Advanta Business Receivables Corp.
(Exact name of depositor as specified in its charter)
Advanta Bank Corp.
(Exact name of sponsor as specified in its charter)
DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)
c/o Wilmington Trust Company,
Rodney Square North
1100 North Market St.
Wilmington, DE, 19890
(Address of principal executive offices of issuing entity)
(302) 651-8951
(Telephone number, including area code)
23-2852207
(I.R.S. Employer Identification No. Issuing Entity)
N/A
(Former name, former address, if changed since last report)
Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

     PART I. Distribution Information
Item 1. Distribution and Pool Performance Information:
Response to Item 1 is set forth in Exhibit 99.
     PART II. Other Information
Item 8.01. Other Information
Defined terms used in this 10-D but not defined herein have the meanings ascribed to them in Advanta Business Card Master Trust Master Indenture or the AdvantaSeries Indenture Supplement.
As of April 30, 2008, the Advanta Business Card Master Trust receivables balance was $6.1 billion. Additional receivables with a balance of approximately $40 million (as of April 30, 2008) will be added to the Trust effective today, May 20, 2008.
In accordance with the terms of the respective AdvantaSeries Terms Document, the Accumulation Period for the following tranches has been postponed and is expected to begin on the dates indicated below:

	Expected Start of	Expected Final
AdvantaSeries Tranche	Accumulation Period	Principal Payment Date
AdvantaSeries Class A(2005-A1)	March 31, 2008	May 20, 2008*
AdvantaSeries Class D(2005-D1)	April 30, 2008**	June 20, 2008
AdvantaSeries Class C(2005-C1)	July 31, 2008	September 22, 2008
AdvantaSeries Class A(2005-A3)	September 30, 2008	November 20, 2008
AdvantaSeries Class A(2006-A2)	December 31, 2008	February 20, 2009
AdvantaSeries Class D(2005-D2)	February 28, 2009	April 20, 2009
AdvantaSeries Class A(2005-A5)	March 31, 2009	May 20, 2009
AdvantaSeries Class A(2008-A1)	January 31, 2009	March 20, 2009
AdvantaSeries Class A(2008-A2)	January 31, 2009	March 20, 2009

*	This tranche will be paid in full today, May 20, 2008.

**	A total of $20 million (the outstanding balance of this tranche) has been accumulated and is currently on deposit in the Collection Account.
The website containing the Advanta Business Card Managed Portfolio static pool data (www.advanta.com/staticpool) has been updated to include first quarter 2008 information.

Item 9 — Exhibits
Item 9.01 (c). Exhibits
The following is filed as an exhibit to this Report under Exhibit 99:

99.1	AdvantaSeries Asset Backed Notes – Monthly Noteholder’s Statement for the Monthly Period of April 1, 2008 through April 30, 2008

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

ADVANTA BUSINESS RECEIVABLES CORP. (Depositor)
By:	/s/ Susan A. McVeigh
	Name:	Susan A. McVeigh
	Title:	Vice President and Treasurer

ADVANTA BANK CORP. (Servicer)
By:	/s/ Michael Coco
	Name:	Michael Coco
	Title:	Vice President and Treasurer

Dated: May 20, 2008

Exhibit Index
Exhibit No.
The following is filed as an exhibit to this Report under Exhibit 99:

99.1	AdvantaSeries Asset Backed Notes – Monthly Noteholder’s Statement for the Monthly Period of April 1, 2008 through April 30, 2008

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